Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 2
Entity Central Index Key	0001099692
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
PGIM Core Ultra Short Bond Fund
Shareholder Report [Line Items]
Fund Name	PGIM Core Ultra Short Bond Fund
Class Name	PGIM Core Ultra Short Bond Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the shares of the PGIM Core Ultra Short Bond Fund (the “Fund”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Ultra Short Bond Fund	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 15,749,728,331
Holdings Count | Holding	204
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 15,749,728,331
Number of fund holdings	204
Portfolio turnover rate for the period	72%

Holdings [Text Block]	WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?
Credit Quality expressed as a percentage of total investments as of 7/31/2025 (%)
A-1+/P-1	69.8
A-1/P-1	30.2
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Institutional Money Market Fund
Shareholder Report [Line Items]
Fund Name	PGIM Institutional Money Market Fund
Class Name	PGIM Institutional Money Market Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the shares of the PGIM Institutional Money Market Fund (the “Fund”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Institutional Money Market Fund	$4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
Net Assets	$ 10,520,985,547
Holdings Count | Holding	151
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 10,520,985,547
Number of fund holdings	151

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Security Allocation	% of Net Assets
Commercial Paper	36.8%
Repurchase Agreements	28.1%
Certificates of Deposit	15.9%
Time Deposits	15.6%
U.S. Treasury Obligations	2.6%
Corporate Bonds	1.6%
100.6%
Liabilities in excess of other assets	(0.6)%
100.0%